Financial Instruments – Risk Management - Schedule of Financial Assets by Category (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Amortized cost [Member]
Schedule of Financial Assets by Category [Line Items]
Total		$ 29,173,161	$ 281,560,239
Mandatorily measured at fair value through profit or loss [Member]
Schedule of Financial Assets by Category [Line Items]
Total		19,722	21,142,697
Cash and cash equivalents [Member] | Amortized cost [Member]
Schedule of Financial Assets by Category [Line Items]
Cash and cash equivalents		767,919	27,210,070
Cash and cash equivalents [Member] | Mandatorily measured at fair value through profit or loss [Member]
Schedule of Financial Assets by Category [Line Items]
Cash and cash equivalents			56,284,573
Other financial assets [Member] | Amortized cost [Member]
Schedule of Financial Assets by Category [Line Items]
Other financial assets		8,234,539
Other financial assets [Member] | Mandatorily measured at fair value through profit or loss [Member]
Schedule of Financial Assets by Category [Line Items]
Other financial assets		19,722	14,858,124
Trade receivables [Member] | Amortized cost [Member]
Schedule of Financial Assets by Category [Line Items]
Trade receivables		6,085,400	209,007,195
Trade receivables [Member] | Mandatorily measured at fair value through profit or loss [Member]
Schedule of Financial Assets by Category [Line Items]
Trade receivables
Other receivables [Member] | Amortized cost [Member]
Schedule of Financial Assets by Category [Line Items]
Other receivables	[1]	14,085,303	45,342,974
Other receivables [Member] | Mandatorily measured at fair value through profit or loss [Member]
Schedule of Financial Assets by Category [Line Items]
Other receivables	[1]

[1]	Advances expenses and tax balances are not included.